T. ROWE PRICE INSTITUTIONAL AFRICA & MIDDLE EAST FUND
January 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

EGYPT 4.4%
			NIGERIA 3.6%
Common Stocks 4.4%
Commercial International Bank			Common Stocks 3.6%
Egypt	93,253	502	Dangote Cement	583,401	272
Commercial International Bank			FBN Holdings	20,472,692	369
Egypt, GDR (USD)	132,068	696	Guaranty Trust Bank	8,294,232	685
Integrated Diagnostics Holdings
(USD)	96,775	424	Total Nigeria
Total Egypt			(Cost $1,353)		1,326
(Cost $1,212)		1,622
			RWANDA 3.2%
KENYA 0.8%
			Common Stocks 3.2%
Common Stocks 0.8%			BK Group (KES)	5,507,109	1,181
East African Breweries	139,330	296	Total Rwanda
Total Kenya			(Cost $1,706)		1,181
(Cost $297)		296
			SAUDI ARABIA 18.0%
KUWAIT 14.8%
			Common Stocks 18.0%
Common Stocks 14.8%			Al Rajhi Bank	134,496	2,374
Gulf Bank	486,291	499	Herfy Food Services	13,514	185
Humansoft Holding	100,608	1,029	Jarir Marketing	7,196	308
Kuwait Finance House	219,476	604	Mouwasat Medical Services	31,127	668
Mabanee	322,811	968	National Commercial Bank	30,492	381
National Bank of Kuwait	668,358	2,305	Saudi Arabian Oil (1)	83,436	759
			Saudi British Bank	84,612	720
Total Kuwait			Saudi Co for Hardware	9,559	136
(Cost $4,145)		5,405	United Electronics	24,599	540
			United International
MOROCCO 3.9%			Transportation	52,010	520
			Total Saudi Arabia
Common Stocks 3.9%			(Cost $5,370)		6,591
Attijariwafa Bank	4,186	219
Label Vie	3,626	1,212	SOUTH AFRICA 31.2%
Total Morocco
(Cost $975)		1,431	Common Stocks 31.2%
			Absa Group	155,842	1,418
NETHERLANDS 5.2%			AVI	72,897	374
			Bid	21,551	476
Common Stocks 5.2%			Capitec Bank Holdings	6,786	606
Prosus (1)	26,248	1,893	Clicks Group	23,986	387
			Famous Brands	58,361	282
Total (Cost Netherlands $2,031)		1,893	FirstRand	360,167	1,380
			Foschini Group	45,802	420

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL AFRICA & MIDDLE EAST FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Life Healthcare Group Holdings	162,706	272
Mr Price Group	74,024	834	UNITED KINGDOM 2.7%
MTN Group	150,981	808

Naspers, N Shares	11,279	1,829	Common Stocks 2.7%
PSG Group	33,766	481	Helios Towers (1)	333,175	644
Sanlam	308,814	1,512	Vivo Energy	223,800	331
Shoprite Holdings	44,865	348
			Total United Kingdom
Total South Africa			(Cost $934)		975
(Cost $11,211)		11,427

TANZANIA 2.7%			ZAMBIA 0.6%

Common Stocks 2.7%			Common Stocks 0.6%
			Standard Chartered Bank
NMB Bank	523,098	478	Zambia	2,170,398	228
Vodacom Tanzania	1,576,668	498
			Total Zambia
Total Tanzania			(Cost $356)		228
(Cost $1,573)		976

			SHORT-TERM INVESTMENTS 2.3%
UNITED ARAB EMIRATES 7.4%
			MONEY MARKET FUNDS 2.3%

Common Stocks 7.4%			T. Rowe Price Government Reserve
Abu Dhabi Commercial Bank	216,166	448	Fund,
ADES International Holding			1.57% (2)(3)	824,691	825
(USD) (1)	18,518	213	Total Short-Term Investments
First Abu Dhabi Bank	213,118	894	(Cost $825)		825
National Bank of Ras Al-
Khaimah	253,457	329
Network International Holdings			Total Investments in Securities 100.8%
(GBP) (1)	102,381	820
			(Cost $34,276)		$36,880
Total United Arab Emirates			Other Assets Less Liabilities (0.8)%		(290)
(Cost $2,288)		2,704	Net Assets 100%		$36,590

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
GBP British Pound
GDR Global Depositary Receipts
KES Kenyan Shilling
USD U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL AFRICA & MIDDLE EAST FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$6+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	10/31/19	Cost	Cost	1/31/20
T. Rowe Price Government Reserve Fund	$2,254	¤	¤	$825^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $6 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $825.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL AFRICA & MIDDLE EAST FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Africa & Middle East Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL AFRICA & MIDDLE EAST FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE INSTITUTIONAL AFRICA & MIDDLE EAST FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$—	$ 36,055	$ —	$ 36,055

Short-Term Investments	825	—	—	825
Total	$825	$ 36,055	$ —	$ 36,880